Application of New and Revised Accounting Standards (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Summary of New and Revised Accounting Standards and Interpretations on Issue But not Yet Effective

At the date of authorization of the financial statements, the Group has not applied the following new and revised International Accounting Standards, Interpretations and amendments that have been issued but are not yet effective:

Standard/amendments	Effective for annual reporting periods beginning on or after
IFRS 1, IAS 12– Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1,2023
IAS 8– Disclosure of Accounting Policies and Definition of Accounting Estimates	January 1,2023
IFRS 10 and IAS 28 – Effective Date of Amendments to IFRS 10 and IAS 28– Effective Date of Amendments to IFRS 10 and IAS 28 and Editorial Corrections	January 1,2023 (Editorial correction apply from January 1, 2018)
IAS 1 – Classification of Liabilities as Current or Non-Current	January 1,2023
IAS 1– Classification of Liabilities as Current or Non-Current – Deferral of Effective Date	January 1,2023
IFRS 16, IFRS 9, IFRS 1 and IAS 41 – Annual Improvements 2018-2020 and Other Amendments	January 1,2023
IFRS 16 Related Rent Concessions beyond 30 June 2021 Amendment to IFRS16	June 1, 2021